Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.91864%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,187,741.53

Principal:
Principal Collections	$15,753,075.47
Prepayments in Full	$6,845,198.85
Liquidation Proceeds	$267,102.51
Recoveries	$104,692.23
Sub Total	$22,970,069.06
Collections	$24,157,810.59

Purchase Amounts:
Purchase Amounts Related to Principal	$48,910.51
Purchase Amounts Related to Interest	$282.66
Sub Total	$49,193.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,207,003.76

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,207,003.76
Servicing Fee	$432,634.50	$432,634.50	$0.00	$0.00	$23,774,369.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,774,369.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,774,369.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,774,369.26
Interest - Class A-3 Notes	$894,526.72	$894,526.72	$0.00	$0.00	$22,879,842.54
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$22,536,622.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,536,622.54
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$22,417,934.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,417,934.37
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$22,332,857.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,332,857.29
Regular Principal Payment	$20,267,102.22	$20,267,102.22	$0.00	$0.00	$2,065,755.07
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,065,755.07
Residual Released to Depositor	$0.00	$2,065,755.07	$0.00	$0.00	$0.00
Total		$24,207,003.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,267,102.22
Total					$20,267,102.22

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,267,102.22	$63.13	$894,526.72	$2.79	$21,161,628.94	$65.92
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$20,267,102.22	$19.25	$1,441,511.97	$1.37	$21,708,614.19	$20.62

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$287,013,920.15	0.8940687	$266,746,817.93	0.8309352
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$444,443,920.15	0.4222224	$424,176,817.93	0.4029686

Pool Information
Weighted Average APR	2.928%	2.935%
Weighted Average Remaining Term	37.37	36.58
Number of Receivables Outstanding	23,579	23,038
Pool Balance	$519,161,404.65	$495,988,197.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$470,652,396.34	$450,037,696.02
Pool Factor	0.4424351	0.4226866

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$45,950,501.72
Targeted Overcollateralization Amount	$71,811,379.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,811,379.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$258,919.57
(Recoveries)		40	$104,692.23
Net Loss for Current Collection Period			$154,227.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3565%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4929%
Second Prior Collection Period			0.1879%
Prior Collection Period			0.5563%
Current Collection Period			0.3646%
Four Month Average (Current and Prior Three Collection Periods)			0.4004%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		901	$4,004,111.18
(Cumulative Recoveries)			$641,369.39
Cumulative Net Loss for All Collection Periods			$3,362,741.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2866%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,444.07
Average Net Loss for Receivables that have experienced a Realized Loss			$3,732.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	148	$4,642,837.52
61-90 Days Delinquent	0.15%	24	$722,476.68
91-120 Days Delinquent	0.07%	8	$337,222.09
Over 120 Days Delinquent	0.10%	13	$497,337.67
Total Delinquent Receivables	1.25%	193	$6,199,873.96

Repossession Inventory:
Repossessed in the Current Collection Period		6	$137,463.10
Total Repossessed Inventory		10	$288,184.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2574%
Prior Collection Period			0.2502%
Current Collection Period			0.1953%
Three Month Average			0.2343%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3139%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	59	$1,727,684.04
2 Months Extended	85	$2,609,291.01
3+ Months Extended	23	$706,636.39

Total Receivables Extended	167	$5,043,611.44
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer